INVENTORIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Impairment of inventories	$ 7,613	$ 0
Depletion and amortization [Member]
Inventories [Line Items]
Impairment of inventories	$ 1,695	$ 0